Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 20 – Subsequent events

Convertible Loan dated January 16, 2024 and Automatic Conversion

On January 16, 2024, the Company and Gilandi Limited, a British Virgin Islands company (“Gilandi”) entered into a Convertible Loan Agreement pursuant to which Gilandi has agreed to lend to the Company a convertible loan in the principal amount of $500,000 to be paid in two (2) tranches of $250,000 each by January 31, 2024 and March 31, 2024 (the “Convertible Loan 1”). The Convertible Loan shall bear interests of 8% per annum until Mach 31, 2024 (the “Maturity Date”). Outstanding balance of the Convertible Loan on the Maturity Date will automatically convert to the Company’s ordinary shares at $1.00 per share. On January 17, 2024, the Company sold and issued to Gilandi convertible note in the principal amount of $250,000 pursuant to the Convertible Loan Agreement.

On March 28, 2024, the Company received the second tranche of $250,000 from Gilandi. Pursuant to the Gilandi Loan Agreement, an aggregate amount of $500,000 of the loan automatically converted into the Company’s ordinary shares at $1.00 per share on March 31, 2024, and the Company issued to Gilandi 500,000 restricted ordinary shares.

Settlement Agreements with Executive Officers and Executive Director

On March 15, 2024, the Company and Kelvin Chen, the Company’s Chief Executive Officer, entered into a Settlement Agreement (the “Chen Settlement Agreement”) pursuant to which the Company has agreed to issue 166,653 restricted ordinary shares to Mr. Chen (based on the per share closing price of $1.275 as of March 14, 2024) in full satisfaction of $212,484 of salaries and other compensation owed to Mr. Chen as of December 31, 2023.

On March 15, 2024, the Company and Steven Sobak, the Company’s Chief Financial Officer, entered into a Settlement Agreement (the “Sobak Settlement Agreement”) pursuant to which the Company has agreed to issue 75,059 restricted ordinary shares to Mr. Sobak (based on the per share closing price of $1.275 as of March 14, 2024) in full satisfaction of $95,700 of salaries and other compensation owed to Mr. Sobak as of December 31, 2023.

On March 15, 2024, the Company and Alfred Lim, the Company’s Executive Director, entered into a Settlement Agreement (the “Lim Settlement Agreement”) pursuant to which the Company has agreed to issue 53,649 restricted ordinary shares to Mr. Lim (based on the per share closing price of $1.275 as of March 14, 2024) in full satisfaction of $68,403 of salaries and other compensation owed to Mr. Lim as of December 31, 2023.

Debt Obligations and Settlement Agreements with Meng Dong (James) Tan

On May 26, 2023, the Company borrowed from Meng Dong (James) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan, and Mr. Tan has agreed to (i) exchange James Tan Loan for the James Tan Convertible Note; (ii) extend the maturity date of the James Tan Loan to March 14, 2025; and (iii) allow the outstanding unpaid balance of the James Tan Loan to bear no interest for the next twelve months until March 14, 2025.

Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (the “8iEPL Convertible Note”).

Convertible Loan Agreement dated April 16, 2024

On April 16, 2024, the Company and Affluence Resource Pte. Ltd., a Singapore company (“Affluence”) entered into a convertible loan agreement (the “Convertible Loan Agreement”) pursuant to which Affluence has agreed to lend to the Company a convertible loan in the principal amount of $1,000,000 to be paid in two (2) tranches of $500,000 each by April 18, 2024 and May 15, 2024 (the “Convertible Loan 2”). The Convertible Loan shall bear interest of 12% per annum from the date it is remitted to April 30, 2025 (the “Maturity Date”) or the date when the Affluence sends the Company a written notice to convert any unpaid principal amount of the Convertible Loan with accrued interests (the “Outstanding Sum”) into ordinary shares of the Company (the “Conversion Notice”), whichever is earlier. Anytime on or before May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.00 per share. Anytime after May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.42 per share. The Company has no right of early repayment of any part of the Convertible Loan without Affluence’s written consent. Any Outstanding Sum on the Maturity Date will be automatically converted into ordinary shares of the Company at $1.42 per share.

Second Supplemental Agreement with Alfred Lim, Executive Director of the Company

Pursuant to the loan agreement dated February 2, 2023 between the Company and Alfred Lim, the Company’s Executive Director, Mr. Lim gave the Company a loan in the amount of $128,750 (the “Loan”) at an interest rate of 8% per annum, with a maturity date of March 31, 2023. Parties entered into a Supplemental Agreement dated March 31, 2023 to extend the maturity date of the Loan to December 31, 2023. On April 16, 2024, the Company and Mr. Lim entered into another Supplemental Agreement to further extend the maturity date of the Loan to June 30, 2024.

Fee Settlement Agreement

In connection with the business combination transaction of the Company (formerly known as 8i Acquisition Corp) in November 2022, the Company entered into an agreement dated November 16, 2022 (the “Agreement”) with Loeb & Loeb LLP (“Loeb”) pursuant to which Loeb was issued a promissory note in the principal amount of $300,000 (the “Note”) and 60,000 restricted ordinary shares (the “Shares”) of the Company at the assumed price of $5.00 per share. In the event that the Note is repaid in full in cash on or before its due date on November 16, 2023, Loeb has agreed to return all Shares to the Company for cancellation. On April 25, 2024, the Company and Loeb entered into a Fee Settlement Agreement (the “Settlement Agreement”) pursuant to which among other things, (i) the Company has agreed to repay the Note in full by making cash payments to Loeb in three equal installments of $100,000, with the first installment due on or prior to April 30, 2024, the second installment on or prior to May 31, 2024 and the third installment on or prior to June 30, 2024; and (ii) Loeb is entitled to retain the Shares and the sales proceeds of the Shares will not be used to satisfy the Note.

Acquisition of Fortress Cove Limited

On May 6, 2024, the Company entered into a Share Purchase Agreement with certain persons named therein (the “Share Purchase Agreement”) for the acquisition of all outstanding shares of Fortress Cove Limited (“Fortress Cove”), a British Virgin Islands company which is the sole legal and beneficial owner of the entire share capital of CK Health Plus Sdn Bhd, a Malaysian company (“CK Health”) in the direct sale business of holistic wellness consumer products in Malaysia. Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of Fortress Cove for an aggregate consideration of 10,000,000 newly issued ordinary shares, valued at approximately $15.0 million based upon the enterprise fair value of CK Health appraised by an independent third-party valuation firm. An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met. The acquisition closed on May 8, 2024. Meng Dong (James) Tan, a significant shareholder of EUDA is also a 40% shareholder of Fortress Cove Limited.